Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities - Detail Analysis of Contract with Customer Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of revenue from contracts with customers [line items]
Contract assets	[1]	₩ 745,085	₩ 586,438
Contract liabilities	[1]	323,651	384,133
Deferred revenue	[1]	35,577	29,593
Revenue from contracts with customers [member]
Disclosure of revenue from contracts with customers [line items]
Contract assets		821,901	672,672
Contract liabilities		360,098	413,707
Deferred revenue		₩ 81,136	₩ 89,694

[1]	The amounts include adjustments arising from adoption of IFRS 15 (Note 26).